Other Current Payables and Liabilities	12 Months Ended
Dec. 31, 2023
Other current payables and liabilities [abstract]
Other current payables and liabilities
18.
Other current payables and liabilities

Other payables as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Non-trade Payables (*)	25,324,072	4,132,680
Accrued Expense	1,518,801	1,558,085
Total	26,842,873	5,690,765

(*) As of December 31, 2023, the balance of non-trade payables primarily consists of USD 17,361,197 of legal and other professional fees incurred in preparation for and execution of the De-SPAC transaction, which are non-recurring. The Company has entered into deferred fee agreements ("DFA") with numerous transaction advisors to spread payments over two years. The current balance represents 50% of the total deferred fee payables.

Other current liabilities as of December 31, 2023, and December 31, 2022, are as follows:

		(Unit: USD)
Classification	As of December 31, 2023	As of December 31, 2022
Withholdings	21,184	15,086
Value added tax withheld	207,310	208,186
Advance Received	746,417	576,299
Total	974,911	799,571